Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Finished goods	$ 4,339		$ 7,451	$ 5,627
Inventory write-downs	414	204	522	545	1,561
Inventory reserve balance	1,321		2,406	2,173
Restatement Adjustment [Member]
Inventory [Line Items]
Finished goods			$ 7,373	$ 5,464